Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net income (loss)	$ 58,604	$ (11,629)	$ 80,574	$ 42,974
Other comprehensive (loss) income:
Unrealized net (loss) gain on qualifying cash flow hedging instruments (note 9)		(653)	6	336
Realized net (gain) loss on qualifying cash flow hedging instruments (note 9)		(86)	52	(266)
Other comprehensive (loss) income		(739)	58	70
Comprehensive income (loss)	58,604	(12,368)	80,632	43,044
Non-controlling interests in comprehensive income (loss)	3,274	499	5,051	2,468
Dropdown Predecessor's interest in comprehensive (loss) income (note 2)	(2,225)		(2,225)
Partners' interest in comprehensive income (loss)	$ 57,555	$ (12,867)	$ 77,806	$ 40,576